Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,029,000	$ 5,758,000	$ 11,805,000
Land and improvements	166,225,000	166,225,000	166,224,000
Buildings and improvements	272,916,000	272,605,000	254,379,000
Construction in progress	1,420,000	1,206,000	89,000
Intangible assets	10,131,000	10,106,000	9,756,000
Real Estate Investment Property, at Cost	450,692,000	450,142,000	430,448,000
Accumulated depreciation and amortization	(35,295,000)	(31,052,000)	(22,873,000)
Total investments in real estate, net	415,397,000	419,090,000	407,575,000
Fixed assets, net	200,000	210,000	61,000
Assets held for sale	0	696,000	0
Cash	2,029,000	5,758,000	11,805,000
Cash – restricted	4,144,000	5,216,000	4,891,000
Prepaid expenses	348,000	953,000	676,000
Accounts receivable, net	1,941,000	1,849,000	4,031,000
Deferred offering costs	5,109,000	2,086,000	0
Other assets	218,000	99,000	108,000
Due from related parties	0	156,000	0
Total Assets	429,386,000	436,113,000	429,147,000
Current liabilities:
Notes payable, net	145,675,000	146,948,000	207,153,000
Revolving credit facility, net	73,120,000	72,731,000	0
Accounts payable and accrued expenses	16,036,000	16,351,000	8,345,000
Accrued preferred distributions	10,005,000	8,504,000	5,504,000
Indemnification liability	2,596,000	2,596,000	2,000,000
Liabilities held for sale	0	968,000	0
Security deposits	166,000	161,000	166,000
Deferred revenue	486,000	376,000	155,000
Due to related parties	470,000	470,000	0
Total liabilities	248,554,000	249,105,000	223,323,000
Shareholders' Deficit:
Common stock	0	0	0
Warrants issued and outstanding – 1,702,128 warrants as of March 31, 2023 and December 31, 2022, respectively	3,319,000	3,319,000	3,319,000
Additional paid-in capital	191,676,000	193,176,000	196,176,000
Accumulated deficit	(112,433,000)	(109,168,000)	(101,049,000)
Total shareholders' deficit	82,562,000	87,327,000	98,446,000
Non-controlling interest	98,270,000	99,681,000	107,378,000
Total equity	180,832,000	187,008,000	205,824,000
Total liabilities and equity	429,386,000	436,113,000	429,147,000
Fifth Wall Acquisition Corp. III [Member]
Current assets:
Cash	54,872	442,673	737,986
Prepaid expenses	86,698	282,500	1,121,860
Total current assets	141,570	725,173	1,859,846
Cash	55,000	443,000
Investments held in Trust Account	4,768,582	277,949,215	275,012,561
Total Assets	4,910,153	278,674,388	276,872,407
Current liabilities:
Accounts payable	635,801	287,528	87,097
Accrued expenses	3,093,455	1,539,695	212,704
Total current liabilities	3,729,256	1,827,223	299,801
Deferred underwriting commissions	0	3,609,375	9,625,000
Total liabilities	3,729,256	5,436,598	9,924,801
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 441,302 and 27,500,000 at redemption value of $10.81 and $10.10 per share as of June 30, 2023 and December 31, 2022, respectively	4,768,583	277,849,215	275,000,000
Shareholders' Deficit:
Preferred stock			0
Additional paid-in capital	0	0	0
Accumulated deficit	(3,588,465)	(4,612,204)	(8,053,173)
Total shareholders' deficit	(3,587,686)	(4,611,425)	(8,052,394)
Total liabilities and equity	4,910,153	278,674,388	276,872,407
Series A Preferred Stock [Member]
Shareholders' Deficit:
Preferred stock	0	0	0
Series1 Preferred Stock [Member]
Shareholders' Deficit:
Preferred stock	0	0	0
Nonvoting Preferred Stock [Member]
Shareholders' Deficit:
Preferred stock	0	0	0
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Shareholders' Deficit:
Common stock	91	91	91
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Shareholders' Deficit:
Common stock	$ 688	$ 688	$ 688